Shareholder Report, Holdings (Details)	Aug. 31, 2025
PGIM JENNISON BLEND FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON BLEND FUND - CLASS A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
PGIM JENNISON BLEND FUND - CLASS A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
PGIM JENNISON BLEND FUND - CLASS A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
PGIM JENNISON BLEND FUND - CLASS A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM JENNISON BLEND FUND - CLASS A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM JENNISON BLEND FUND - CLASS A | Affiliated Mutual Fund - Short-Term Investment (3.0% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON BLEND FUND - CLASS A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM JENNISON BLEND FUND - CLASS A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON BLEND FUND - CLASS A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM JENNISON BLEND FUND - CLASS A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM JENNISON BLEND FUND - CLASS A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON BLEND FUND - CLASS A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON BLEND FUND - CLASS A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON BLEND FUND - CLASS A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON BLEND FUND - CLASS A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON BLEND FUND - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON BLEND FUND - CLASS A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON BLEND FUND - CLASS A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON BLEND FUND - CLASS A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON BLEND FUND - CLASS A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON BLEND FUND - CLASS A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON BLEND FUND - CLASS A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON BLEND FUND - CLASS A | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON BLEND FUND - CLASS A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON BLEND FUND - CLASS A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON BLEND FUND - CLASS A | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON BLEND FUND - CLASS A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON BLEND FUND - CLASS A | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON BLEND FUND - CLASS A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON BLEND FUND - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON BLEND FUND - CLASS A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON BLEND FUND - CLASS A | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON BLEND FUND - CLASS A | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON BLEND FUND - CLASS A | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON BLEND FUND - CLASS A | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON BLEND FUND - CLASS A | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON BLEND FUND - CLASS A | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON BLEND FUND - CLASS A | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON BLEND FUND - CLASS A | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS A | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS A | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS A | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS A | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS A | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS A | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
PGIM JENNISON BLEND FUND - CLASS A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%
PGIM JENNISON BLEND FUND - CLASS A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
PGIM JENNISON BLEND FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON BLEND FUND - CLASS C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
PGIM JENNISON BLEND FUND - CLASS C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
PGIM JENNISON BLEND FUND - CLASS C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
PGIM JENNISON BLEND FUND - CLASS C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM JENNISON BLEND FUND - CLASS C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM JENNISON BLEND FUND - CLASS C | Affiliated Mutual Fund - Short-Term Investment (3.0% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON BLEND FUND - CLASS C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM JENNISON BLEND FUND - CLASS C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON BLEND FUND - CLASS C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM JENNISON BLEND FUND - CLASS C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM JENNISON BLEND FUND - CLASS C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON BLEND FUND - CLASS C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON BLEND FUND - CLASS C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON BLEND FUND - CLASS C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON BLEND FUND - CLASS C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON BLEND FUND - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON BLEND FUND - CLASS C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON BLEND FUND - CLASS C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON BLEND FUND - CLASS C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON BLEND FUND - CLASS C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON BLEND FUND - CLASS C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON BLEND FUND - CLASS C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON BLEND FUND - CLASS C | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON BLEND FUND - CLASS C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON BLEND FUND - CLASS C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON BLEND FUND - CLASS C | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON BLEND FUND - CLASS C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON BLEND FUND - CLASS C | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON BLEND FUND - CLASS C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON BLEND FUND - CLASS C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON BLEND FUND - CLASS C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON BLEND FUND - CLASS C | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON BLEND FUND - CLASS C | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON BLEND FUND - CLASS C | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON BLEND FUND - CLASS C | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON BLEND FUND - CLASS C | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON BLEND FUND - CLASS C | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON BLEND FUND - CLASS C | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON BLEND FUND - CLASS C | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS C | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS C | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS C | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS C | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS C | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS C | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
PGIM JENNISON BLEND FUND - CLASS C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%
PGIM JENNISON BLEND FUND - CLASS C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
PGIM JENNISON BLEND FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON BLEND FUND - CLASS Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
PGIM JENNISON BLEND FUND - CLASS Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
PGIM JENNISON BLEND FUND - CLASS Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
PGIM JENNISON BLEND FUND - CLASS Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM JENNISON BLEND FUND - CLASS Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM JENNISON BLEND FUND - CLASS Z | Affiliated Mutual Fund - Short-Term Investment (3.0% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON BLEND FUND - CLASS Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM JENNISON BLEND FUND - CLASS Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON BLEND FUND - CLASS Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM JENNISON BLEND FUND - CLASS Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM JENNISON BLEND FUND - CLASS Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON BLEND FUND - CLASS Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON BLEND FUND - CLASS Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON BLEND FUND - CLASS Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON BLEND FUND - CLASS Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON BLEND FUND - CLASS Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON BLEND FUND - CLASS Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON BLEND FUND - CLASS Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON BLEND FUND - CLASS Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON BLEND FUND - CLASS Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON BLEND FUND - CLASS Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON BLEND FUND - CLASS Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON BLEND FUND - CLASS Z | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON BLEND FUND - CLASS Z | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON BLEND FUND - CLASS Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON BLEND FUND - CLASS Z | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON BLEND FUND - CLASS Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON BLEND FUND - CLASS Z | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON BLEND FUND - CLASS Z | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON BLEND FUND - CLASS Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON BLEND FUND - CLASS Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON BLEND FUND - CLASS Z | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON BLEND FUND - CLASS Z | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON BLEND FUND - CLASS Z | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON BLEND FUND - CLASS Z | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON BLEND FUND - CLASS Z | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON BLEND FUND - CLASS Z | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON BLEND FUND - CLASS Z | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON BLEND FUND - CLASS Z | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS Z | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS Z | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS Z | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS Z | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS Z | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS Z | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
PGIM JENNISON BLEND FUND - CLASS Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%
PGIM JENNISON BLEND FUND - CLASS Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
PGIM JENNISON BLEND FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON BLEND FUND - CLASS R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
PGIM JENNISON BLEND FUND - CLASS R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
PGIM JENNISON BLEND FUND - CLASS R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
PGIM JENNISON BLEND FUND - CLASS R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM JENNISON BLEND FUND - CLASS R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM JENNISON BLEND FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment (3.0% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON BLEND FUND - CLASS R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM JENNISON BLEND FUND - CLASS R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON BLEND FUND - CLASS R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM JENNISON BLEND FUND - CLASS R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM JENNISON BLEND FUND - CLASS R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON BLEND FUND - CLASS R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON BLEND FUND - CLASS R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON BLEND FUND - CLASS R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON BLEND FUND - CLASS R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON BLEND FUND - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON BLEND FUND - CLASS R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON BLEND FUND - CLASS R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON BLEND FUND - CLASS R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON BLEND FUND - CLASS R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON BLEND FUND - CLASS R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON BLEND FUND - CLASS R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON BLEND FUND - CLASS R6 | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON BLEND FUND - CLASS R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON BLEND FUND - CLASS R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON BLEND FUND - CLASS R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON BLEND FUND - CLASS R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON BLEND FUND - CLASS R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON BLEND FUND - CLASS R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON BLEND FUND - CLASS R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON BLEND FUND - CLASS R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON BLEND FUND - CLASS R6 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON BLEND FUND - CLASS R6 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON BLEND FUND - CLASS R6 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON BLEND FUND - CLASS R6 | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON BLEND FUND - CLASS R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON BLEND FUND - CLASS R6 | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON BLEND FUND - CLASS R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON BLEND FUND - CLASS R6 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS R6 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS R6 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS R6 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS R6 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON BLEND FUND - CLASS R6 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
PGIM JENNISON BLEND FUND - CLASS R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%
PGIM JENNISON BLEND FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets.